Expense Example {- Franklin LifeSmart™ 2055 Retirement Target Fund} - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2055 Retirement Target Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 617
3 years	1,083
5 years	1,573
10 years	2,921
Class C
Expense Example:
1 year	247
3 years	791
5 years	1,460
10 years	3,249
Class R
Expense Example:
1 year	97
3 years	640
5 years	1,210
10 years	2,762
Class R6
Expense Example:
1 year	41
3 years	289
5 years	557
10 years	1,321
Advisor Class
Expense Example:
1 year	46
3 years	487
5 years	954
10 years	$ 2,248